SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 04, 2025	Sep. 05, 2025	Mar. 30, 2025	Nov. 04, 2025	Sep. 30, 2025	Jul. 14, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Oct. 04, 2025
Subsequent Event [Line Items]
Stated value					$ 1							$ 1			$ 1
Repayment concurrent												$ 600,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares from shares to be issued [Note 9], shares									287,802				608,123
Conversion of mezzanine equity into common shares			782,913		223,839				1,091,063		612,062	710,313	1,436,267		4,365,022	612,062
Number of conversion of shares															2,173,089
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares from shares to be issued [Note 9], shares							486,474	1,431,181						2,867,448
Conversion of mezzanine equity into common shares								25	1,091,063		40		1,436,267	75
Number of conversion of shares					25	25			25	25			50		100
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Accrued dividends		$ 57,890
Stated value		250,000
Repayment concurrent		$ 200,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayment in pricipal amount						$ 250,000
Accrued dividends						$ 38,884
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of common shares from shares to be issued [Note 9], shares						486,474
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Accrued dividends	$ 64,055			$ 64,055
Stated value	$ 250,000			$ 250,000
Concurrent shares issuance	919,912			223,839
Additional concurrent shares issuance				86,191
Conversion price	$ 0.428			$ 0.428													$ 0.34